Property and Equipment (Components of Property and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 65,755	$ 44,354	$ 31,371
Accumulated depreciation and amortization	(13,878)	(8,536)	(1,165)
Net property and equipment	51,877	35,818	30,206
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,990	13,851	10,038
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years	5 years
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,863	6,742	4,797
Computer Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	3 years	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,885	13,345	7,599
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	2 years	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	15 years	15 years
Office Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,472	4,793	1,924
Property and Equipment, Estimated Useful Lives	7 years	7 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	111	1,802	3,066
Property and Equipment, Estimated Useful Lives	7 years	7 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	702	702	702
Property and Equipment, Estimated Useful Lives	39 years	39 years
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,732	$ 3,119	$ 3,245